Consolidated Statements of Operations - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net revenues		$ 21,134,425	$ 15,920,659	$ 17,389,217
Cost of revenues		(19,625,142)	(14,781,260)	(17,170,178)
Gross profit		1,509,283	1,139,399	219,039
Operating expenses:
Selling and marketing		(561,396)	(620,579)	(1,008,422)
General and administrative		(4,271,305)	(4,658,529)	(4,833,293)
Research and development		(893,653)	(652,369)	(839,931)
Total operating expenses		(5,726,354)	(5,931,477)	(6,681,646)
Loss from operations		(4,217,071)	(4,792,078)	(6,462,607)
Other income (expenses):
Interest expenses		(93,442)	(72,113)	(105,430)
Interest income		463,369	181,654	65,379
Non-operating expenses, net		(146,060)	(27,417)	(226,920)
Fair value changes in contingent asset		(265,205)	979,770
Impairment loss of long-term investments		(3,282,391)
Impairment loss of goodwill		(1,362,441)	(1,792,392)
Loss from disposal of subsidiaries			(1,593,656)
Total other expenses, net		(4,686,170)	(2,324,154)	(266,971)
Loss from continuing operations before income taxes		(8,903,241)	(7,116,232)	(6,729,578)
Income tax (expense) benefit		786,369	62,447	(527,119)
Share of gain (loss) of equity method investments		31,076	(205,101)	(130,528)
Net loss from continuing operations		(8,085,796)	(7,258,886)	(7,387,225)
(Loss) income from discontinued operation, net of tax			573	(81,605)
Net loss		(8,085,796)	(7,258,313)	(7,468,830)
Less: Net loss attributable to non-controlling interests from continuing operations		(801,004)	(475,227)	(1,005,032)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		(7,284,792)	(6,783,659)	(6,382,193)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation			573	(81,605)
Net loss attributable to EZGO Technologies Ltd.’s shareholders		$ (7,284,792)	$ (6,783,086)	$ (6,463,798)
Net loss from continuing operations per ordinary share:
Basic (in Dollars per share)	[1]	$ (2.8)	$ (5.91)	$ (18.68)
Diluted (in Dollars per share)	[1]	(2.8)	(5.91)	(18.68)
Net loss from discontinued operation per ordinary share:
Basic (in Dollars per share)	[1]		0	(0.24)
Diluted (in Dollars per share)	[1]		0	(0.24)
Net loss per ordinary share:
Basic (in Dollars per share)	[1]	(2.8)	(5.91)	(18.92)
Diluted (in Dollars per share)	[1]	$ (2.8)	$ (5.91)	$ (18.92)
Weighted average shares outstanding
Basic (in Shares)	[1]	2,606,130	1,147,045	341,573
Diluted (in Shares)	[1]	2,606,130	1,147,045	341,573
Third Parties
Cost of revenues		$ (18,083,252)	$ (11,450,767)	$ (10,621,962)
Related Parties
Cost of revenues		$ (1,541,890)	$ (3,330,493)	$ (6,548,216)

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).